Employee Benefit Plan, Master Trust - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value	$ 207,650,980	$ 176,220,978
EBP, Receivable [Abstract]
EBP, Note Receivable from Participant	5,430,000	5,750,000
EBP, Receivable	8,546,617	8,185,391
EBP, Asset	216,197,597	184,406,369
EBP, Liability [Abstract]
EBP, Net Asset Available for Benefit	216,197,597	$ 184,406,369
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	16,158,201
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	11,483,181
Common Collective Trust
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value	2,234,183
EBP, Employer, Common Stock
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value	$ 128,153